Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Equity [Abstract]
Unrealized gain (loss) on cash flow hedges, Gross Amount	$ (18)	$ 11
Changes in retirement plans' funded status, Gross Amount	19	20
Foreign currency translation, Gross Amount	26	17
Share of other comprehensive income (loss) of entities using the equity method, Gross Amount	8	13
Other comprehensive income (loss), Gross Amount	35	61
Unrealized gain (loss) on cash flow hedges, Income Taxes	13	1
Changes in retirement plans' funded status, Income Taxes	(5)	(7)
Other comprehensive income (loss), Income Taxes	8	(6)
Unrealized gain (loss) on cash flow hedges, Net Amount	(5)	12
Changes in retirement plans’ funded status	14	13
Foreign currency translation, Net Amount	26	17
Share of other comprehensive income (loss) of entities using the equity method, Net Amount	8	13
Other comprehensive income, net of tax	$ 43	$ 55